Restricted Assets	12 Months Ended
Dec. 31, 2011
Restricted Assets

4. Restricted Assets

As of December 31, 2011, one of the Company’s subsidiaries, Gravity Interactive, Inc. has issued an irrevocable letter of credit in the amount of $250,000 to its landlord in relation to an office lease agreement with no amounts drawn on this letter of credit as of December 31, 2011. In comparison to the amount of $500,000 of the previous year, it has been reduced by $250,000 because of the agreement with its landlord, which was made and entered on March 22, 2011. Additionally a bank deposit amounting to $250,000 was provided to a bank as collateral for this letter of credit. The Company records this restricted short-term investment as other non-current assets.